Discontinued Operations and Deconsolidation (Details) - 12 months ended Dec. 31, 2025 $ in Thousands	USD ($)	GBP (£)
Discontinued Operations And Deconsolidation [Abstract]
Consideration amount | £		£ 1
Gain on deconsolidation | $	$ 2,491